EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$63,910	$52,312
Service cost	3,483	3,177
Interest cost	2,550	2,723
Actuarial loss	3,822	9,180
Benefits paid, excluding settlement	(6,087)	(3,482)
Benefit obligation at end of year	67,678	63,910

Change in plan assets
Fair value of plan assets at beginning of year	114,972	122,677
Actual return on plan assets	14,831	(4,223)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087)	(3,482)
Fair value of plan assets at end of year	123,716	114,972

Amounts recognized in the Consolidated Balance Sheets
Assets	56,038	51,062
Liabilities	0	0
Net amount recognized	$56,038	$51,062

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$54,471	$59,390
Net prior service cost	(4,119)	(4,542)
Deferred tax assets	(19,014)	(20,712)
Net amount recognized	$31,338	$34,136

Change in accumulated other comprehensive income (loss)	$(2,798)	$12,854

Accumulated benefit obligation	$64,273	$60,485

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2012	2011	2010
Service cost	$3,483	$3,177	$2,590
Interest cost	2,550	2,723	2,711
Expected return on assets	(9,055)	(9,020)	(4,932)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,964	2,194	2,065
Net periodic benefit (income) cost	(481)	(1,349)	2,011

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(1,954)	22,423	1,688
Amortization of prior service cost	423	423	423
Amortization of gain	(2,964)	(2,194)	(2,065)
Total recognized in accumulated other comprehensive income	(4,495)	20,652	46
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(4,976)	$19,303	$2,057

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,248	$3,039	$2,191
Amortization of prior service credit	(423)	(423)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2012	2011
Benefit obligations
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2012 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

The fair value of the plan assets as of December 31, 2011 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,176
2013	5,073
2014	4,945
2015	9,989
2016	4,831
Thereafter	31,779